Discontinued operations (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations
Revenue	£ 3,882	£ 6,609	£ 5,600
Expenses other than finance costs	(7,137)	(10,911)	(15,121)
Finance costs		(57)
Impairment			(11,413)
Loss from discontinued operations before tax	(3,255)	(4,359)	(20,934)
Taxation			6,933
Loss on disposal of discontinued operations	(1,407)
Loss for the year from discontinued operations after tax	£ (4,662)	£ (4,359)	£ (14,001)